Segment Information (Details) (USD $)	12 Months Ended				3 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013	Oct. 01, 2011 Mexico ham boning and processing plant	Mar. 30, 2013 Pork	Dec. 31, 2012 Pork	Oct. 01, 2011 Pork Mexico ham boning and processing plant	Dec. 31, 2012 Pork Revenues Agent Japan	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Apr. 02, 2011 Commodity Trading and Milling	Dec. 31, 2012 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Oct. 02, 2010 Commodity Trading and Milling	Apr. 08, 2011 Power facility	Oct. 01, 2011 Power	Jul. 02, 2011 Power	Dec. 31, 2012 Power MW	Apr. 20, 2011 Power MW	Dec. 31, 2011 Turkey	Dec. 31, 2012 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey	Dec. 31, 2012 Turkey Revenues Agent item
Segment Information
Number of reportable segments	6
Segment Information
Percentage of revenues									10.00%																	10.00%
Number of customers																										1
Number of agents									1
Impairment charge		$ 5,600,000			$ 5,600,000			$ 5,600,000
One-time Federal blender's credits that will be recognized as revenues				11,260,000		11,260,000	11,260,000
Net sales												101,080,000
Inventory write-down														15,374,000
Inventory write-down (in dollars per share)														$ 12.65
Proportionate share of income from affiliates	30,707,000	26,621,000	20,965,000								5,080,000		10,467,000	13,450,000	20,983,000								20,152,000	12,731,000	(998,000)
Increase in costs capitalized as fixed assets										9,763,000										136,000,000
Increase in liabilities due to capital lease										1,270,000
Consideration for majority interest acquired in commodity origination, storage and processing business in Canada																6,747,000
Cash acquired																1,169,000
Number of floating power generating facilities sold																	2
Consideration for sale of floating power generating facilities																	73,102,000
Additional deposit into escrow																	3,000,000
Amount received by the entity on sale of floating power generating facilities from previously escrowed balance																		1,500,000	55,000,000
Escrow earnings																			2,796,000
Amount received by the entity on sale of floating power generating facilities from various inventory items																			3,306,000
Gain on sale of assets		52,923,000																1,500,000	51,423,000
Net book value of power generating facilities and certain inventory items																	21,679,000
Capacity of EDM leased (in megawatts)																				106	72
Total project costs capitalized to date										9,763,000										136,000,000
Operating income (loss)																							65,694,000	55,120,000	(169,000)
Proportionate share of impairment of fixed assets charge and accrued severance charges																						(3,005,000)
Advance capital lease payment to begin operations in 2012 of a flour mill in Ghana		8,493,000								8,493,000
Initial lease term										33 years
Portion of sales price remaining in escrow																		$ 3,000,000